Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Stock Subject to Redemption
Basic and diluted weighted average shares outstanding	17,250,000	6,462,329
Basic and diluted net loss per	$ (0.17)	$ (0.05)
Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	4,502,250	4,029,134
Basic and diluted net loss per	$ (0.17)	$ (0.05)